Texas Capital Value Funds, Inc.

Supplement to the Prospectus and Statement of Additional information dated January 31st, 1998, and to become effective with the Firm's
Post-effective amendment filed with the commission on December 1, 1998.


1. The instructions for shareholders wishing to wire transfer funds were changed.

2. The maximum amount shareholders may withdraw without a signature guarantee was raised to $25,000.

3. There is a $5.00 fee going to the transfer agent for telephone exchanges.

4. The minimum investment for retirement accounts has been lowered to $500.

December 30, 1998


/s/Brian Bares
Brian Bares
Secretary